BINGHAM McCUTCHEN LLP

150 FEDERAL STREET

BOSTON, MASSACHUSETTS 02110-1726

July 20, 2007

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Legg Mason Partners Income Trust
Registration Statement on Form N-14
(File Nos. 333-143436 and 811-04254)

Ladies and Gentlemen:

On behalf of our client, Legg Mason Partners Income Trust, a Maryland business trust (the “Trust” or the “Registrant”), we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), that the forms of Prospectus/Proxy Statement and Statement of Additional Information relating to (i) a proposed Agreement and Plan of Reorganization whereby substantially all of the assets of Legg Mason Core Bond Fund, a series of Legg Mason Income Trust, Inc., a Maryland corporation, will be transferred in a tax-free reorganization to Legg Mason Partners Core Bond Fund, a series of the Trust, and (ii) a proposed Agreement and Plan of Reorganization whereby substantially all of the assets of Legg Mason Global Income Trust, a series of Legg Mason Global Trust, Inc., a Maryland corporation, will be transferred in a tax-free reorganization to Legg Mason Partners Global Income Fund, a new series of the Trust that was created to continue the operations of Legg Mason Global Income Trust, that would have been filed by the Trust pursuant to Rule 497 under the Securities Act upon the effectiveness of Post-Effective Amendment No. 1 (the “Amendment”) to the combined proxy and registration statement on Form N-14, with exhibits (the “Registration Statement”) would not have differed from those contained in the Amendment. The Amendment, which was filed via the EDGAR system on July 16, 2007, is the most recent amendment to the Registration Statement.

Please call Toby R. Serkin at (617) 951-8760 or the undersigned at (617) 951-8458 or with any comments or questions relating to the filing.

Sincerely,

/s/ Jeremy B. Kantrowitz
Jeremy B. Kantrowitz